Financial risk management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial risk management
4. Financial risk management
The Company has exposure to the following risks from its use of financial instruments:

•	credit risk

•	liquidity risk

•	market risk

•	capital risk
This note presents information about the Company’s exposure to each of the above risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

(a)	Financial risk management

1)	Risk management framework
The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.
The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

2)	Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. In addition, credit risk arises from finance guarantees.
The Company implements a credit risk management policy under which the Company only transacts business with counterparties that have a certain level of credit rate evaluated based on financial condition, historical experience, and other factors. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The default risk of a nation or an industry in which a customer operates its business does not have a significant influence on credit risk. The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness.
The Company establishes an allowance for impairment that represents its estimate of expected losses in respect of trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for companies of similar assets in respect of losses that have been incurred.
Credit risk also arises from transactions with financial institutions, and such transactions include transactions of cash and cash equivalents, various deposits, and financial instruments such as derivative contracts. The Company manages its exposure to this credit risk by only entering into transactions with banks that have high international credit ratings. The Company’s treasury department authorizes, manages, and overseas new transactions with financial institutions with whom the Company has no previous relationship.
Furthermore, the Company limits its exposure to credit risk of financial guarantee contracts by strictly evaluating their necessity based on internal decision making processes, such as the approval of the Board of Directors.

3)	Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company’s cash flow from business, borrowing or financing is sufficient to meet the cash requirements for the Company’s strategic investments. Management believes that the Company is capable of raising funds by borrowing or financing if the Company is not able to generate cash flow requirements from its operations. The Company has committed borrowing facilities with various banks.

4)	Market risk
Market risk means that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The goal of market risk management is optimization of profit and controlling the exposure to market risk within acceptable limits.

①	Currency risk
The Company’s policy in respect of foreign currency risks is a natural hedge whereby foreign currency income is offset with foreign currency expenditures. The remaining net exposures after the natural hedge have been hedged using derivative contracts such as forward exchange contracts. In addition, the Company’s derivative transactions are limited to hedging actual foreign currency transactions and speculative hedging is not permitted. Based on this policy, the Company has performed currency risk management specific to various characteristics of different segments. The entities in the steel segment reduces the foreign currency exposure by repayment of foreign currency borrowings subjected to investment in overseas when its maturities come. The entities in the construction segment of the green infrastructure business have hedged foreign currency risks by using forward exchange contracts. Entities in the trading segment of the green infrastructure business have hedged foreign currency risks by using forward exchange contracts when the foreign currencies received and paid are different.

②	Interest rate risk
The Company manages the exposure to interest rate risk by adjusting of borrowing structure ratio between borrowings at fixed interest rate and variable interest rate. The Company monitors interest rate risks regularly in order to avoid exposure to interest rate risk on borrowings at variable interest rate.

③	Interest rate benchmark reform risk
A fundamental reform of major interest rate benchmark is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as “IBOR reform”). The publication of overnight and 1, 3, 6, and 12 months USD LIBOR has ceased on June 30, 2023 and all other LIBOR publication has ceased on December 31, 2021. Meanwhile, as announced by the UK Financial Conduct Authority in early 2023, the publication of 1, 3, and 6 months synthetic USD LIBOR will cease on September 30, 2024. As a result of the reform, Korea Overnight Financing Repo Rate (KOFR) has been selected as the benchmark for the domestic CD rate which has been published by Korea Securities since November 26, 2021. The details of when and how to transition to KOFR are unclear.

As of December 31, 2023, WIBOR and CD floating rate borrowings are exposed to interest rate benchmark reform risk. For all USD LIBOR floating rate financial instruments, the Company completed the modification of contracts by June 30, 2023.
In July 2019, changes related to the methodologies to determine Euribor were made and Belgium Financial Services and Markets Authority granted the continuity of Euribor usage based on the European Union Benchmark Regulation. The Company did not make a transition from Euribor to alternative benchmark rate, and expects to continue to use Euribor.
The Company monitors the progress of transition from IBOR to new benchmark rates for those arrangements that have not yet transitioned to an alternative benchmark rate by including an appropriate fallback clause. The progress of transition is managed by comparing the financial instruments with transition not yet completed and financial instruments with modification of clause completed. The Company classifies the financial instruments, with IBOR as the benchmark rate, as transition not yet completed even if the clause in the contract has been modified.
Financial instruments classified as transition not yet completed as of December 31, 2023 are as follows:

(in millions of Won)	WIBOR
Category(* 2)	Transition not yet completed		Modification of clause completed
Non-derivative financial liabilities(* 1)
Borrowings	￦	67,943	—

(*1)	Based on nominal amount
(*2)	Financial instruments that are not obliged to be transitioned to alternative benchmark rate as of December 31, 2023 are excluded.
The transition to alternative benchmark rate is not needed for the financial instruments above as the WIBOR publishment will continue until their maturity.

④	Other market price risk
Equity price risk arises from fluctuation of market price of listed equity securities. Management of the Company measures regularly the fair value of listed equity securities and the
risk of variance in future cash flow caused by market price fluctuations. Significant investments are managed separately and all buy and sell decisions are approved by management of the Company.

(b)	Management of capital
The fundamental goal of capital management is the maximization of shareholders’ value by means of the stable dividend policy and the retirement of treasury shares. The capital structure of the Company consists of equity and net borrowings (after deducting cash and cash equivalents) and current financial instruments from borrowings. The Company applied the same capital risk management strategy that was applied in the previous period.

Net
borrowing-to-equity
ratio as of December 31, 2022 and 2023 is as follows:

(in millions of Won)	202 2		202 3
Total borrowings	￦	24,305,662	25,970,379
Less: Cash and cash equivalents		8,053,108	6,670,879

Net borrowings		16,252,554	19,299,500
Total equity		58,191,897	59,598,600

Net borrowings-to-equity ratio		27.93%	32.38%